Victory Funds

Victory Floating Rate Fund

Victory High Income Municipal Bond Fund

Victory High Yield Fund

Victory Strategic Income Fund

Victory Tax-Exempt Fund

Supplement dated March 27, 2020

to the Prospectus dated May 1, 2019 (“Prospectus”)

1.              After March 31, 2020, Park Avenue Institutional Advisers LLC  (“Park Avenue”) will no longer serve as the sub-adviser for the Victory High Income Municipal Bond Fund and Victory Tax-Exempt Fund (collectively “Funds”). Victory Capital Management Inc. (“Victory Capital” or the “Adviser”) remains the investment adviser to the Funds. All references to Park Avenue in the Prospectus as the sub-adviser for these Funds are to be deleted as of that date and replaced with the Adviser. In addition, all the changes mentioned below are effective as of that date.  No changes are being made with respect to the other series in the Prospectus.

Effective April 1, 2020, John C. Bonnell, Regina G. Conklin and Andrew Hattman, members of USAA Investments, A Victory Capital Investment Franchise, will assume the responsibilities of the day-to-day management of the Funds.

2.              The following replaces the section titled “Management of the Fund” found on page 12 of the Prospectus for the High Income Municipal Bond Fund and on page 30 of the Prospectus for the Tax-Exempt Fund.

Investment Adviser

Victory Capital Management Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of USAA Investments, A Victory Capital Investment Franchise.

Investment Team

	Title	Tenure with the Fund
John C. Bonnell, CFA	Senior Portfolio Manager	April 2020
Regina G. Conklin, CFA, CPA	Senior Portfolio Manager	April 2020
Andrew Hattman, CFA, CAIA	Portfolio Manager	April 2020

3.              The first two sentences to the section titled “The Sub-Adviser” found on page 41 of the Prospectus are replaced with the following:

The Adviser has entered into a Sub-Advisory Agreement with Park Avenue. Park Avenue is  responsible for the day-to-day investment management of the Victory Floating Rate Fund, Victory High Yield Fund and Victory Strategic Income Fund, which includes buying and selling securities and choosing broker-dealers.

4.              The following is added the section titled “Portfolio Management” found on pages 41-42 of the Prospectus.

Portfolio Management

John C. Bonnell, CFA, Victory Capital Senior Portfolio Manager—USAA Investments, A Victory Capital Investment Franchise,  has managed the Funds since April 2020.  Mr. Bonnell has over 30 years of investment management experience, 25 years of which had been with USAA Asset Management Company, which was acquired by the Adviser’s parent company in 2019. He holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Institute, the CFA Society of San Antonio, and the National Federation of Municipal Analysts.

Regina G. Conklin, CFA, CPA, Victory Capital Senior Portfolio Manager—USAA Investments, A Victory Capital Investment Franchise,  has managed the Funds since April 2020.  Ms. Conklin has over 24 years of investment management experience. She worked 28 years with USAA Asset Management Company, which was acquired by the Adviser’s parent company in 2019. Ms. Conklin is a member of the CFA Institute, the CFA Society of San Antonio, and the National Federation of Municipal Analysts.

Andrew Hattman, CFA, CAIA, Victory Capital Portfolio Manager—USAA Investments, A Victory Capital Investment Franchise,  has managed the Funds since April 2020.  Mr. Hattman has over eight years of investment management experience. Prior to joining the Adviser, Mr. Hattman worked for USAA Asset Management Company, which was acquired by the Adviser’s parent company in 2019. Mr. Hattman holds CFA and CAIA designations.

5.              References to Douglas J. Gaylor in the section titled “Portfolio Management” on page 42 of the Prospectus are deleted.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Supplement dated March 27, 2020

to the Statement of Additional Information

dated May 1, 2019, as supplemented (“SAI”)

1.              After March 31, 2020, Park Avenue Institutional Advisers LLC will no longer serve  as the sub-adviser for the Victory High Income Municipal Bond Fund and Victory Tax-Exempt Fund (collectively “Funds”). Victory Capital Management Inc. (“Victory Capital” ) remains the investment adviser to the Funds. All the changes mentioned below are effective as of that date.

2.              All references to Douglas J. Gaylor in the SAI are to deleted in their entirety.

3.              The references to the Funds are removed in the 1st paragraph under the Section titled “Park Avenue Institutional Advisers LLC” on pay 52 of the SAI.

4.              The following information is added to the section titled “Portfolio Managers” found on pages 55 to 56 of the SAI. The information presented is as of December 31, 2019. All accounts shown are performance-based accounts.

	Registered Investment Company Accounts		Pooled Investment Vehicle Accounts		Other Accounts
	Assets Managed (In Millions)	Number of Accounts	Assets Managed (In Millions)	Number of Accounts	Assets Managed (In Millions)	Number of Accounts	Total Assets Managed (In Millions)
USAA Investments—A Victory Capital Investment Franchise
John C. Bonnell	$11,281	7	$—	0	$—	0	$11,281

Regina G. Conklin	$11,281	7	$—	0	$—	0	$11,281

Andrew Hattman	$11,281	7	$—	0	$—	0	$11,281

5.              The following information is added to the table in the section titled “Fund Ownership” found on pages 56 to 58 of the SAI.

Portfolio Manager	Fund	Dollar Range of shares Beneficially Owned as of December 31, 2019
USAA Investments—A Victory Capital Investment Franchise
John C. Bonnell	High Income Municipal Bond Fund	None
	Tax-Exempt Fund	None

Regina G. Conklin	High Income Municipal Bond Fund	None
	Tax-Exempt Fund	None

Andrew Hattman	High Income Municipal Bond Fund	None
	Tax-Exempt Fund	None

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.